Investments in Associates and Joint Ventures - Summary of analysis of assets and liabilities on date control was lost (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of YPF EE [Line Items]
Noncurrent assets	$ 1,263,868	$ 785,601	$ 383,420
Current assets	309,421	208,415	122,298
Total assets	1,573,289	994,016	505,718
Noncurrent liabilities	710,318	452,690	250,451
Current liabilities	314,872	178,969	102,734
Total liabilities	1,025,190	631,659	353,185
Total shareholders' equity	548,099	362,357	152,533	$ 118,661
Revenues	678,595	435,820	252,813
Costs	(575,608)	(359,570)	(211,812)
Gross profit	102,987	76,250	41,001
Operating profit	(21,012)	43,780	16,073
Income from equity interests in associates and joint ventures	7,968	4,839	1,428
Net financial results	6,034	41,525	(8,798)
Net profit before income tax	(7,010)	90,144	8,703
Income tax	(26,369)	(51,538)	3,969
Net profit	(33,379)	38,606	$ 12,672
YPF EE [member]
Disclosure of YPF EE [Line Items]
Noncurrent assets	96,219	35,682
Current assets	26,622	12,596
Total assets	122,841	48,278
Noncurrent liabilities	57,799	13,348
Current liabilities	19,503	9,776
Total liabilities	77,302	23,124
Total shareholders' equity	45,539	25,154
Revenues	16,114	4,181
Costs	(7,706)	(1,655)
Gross profit	8,408	2,526
Operating profit	7,796	4,686
Income from equity interests in associates and joint ventures	778	673
Net financial results	(1,989)	280
Net profit before income tax	6,585	5,639
Income tax	(2,359)	(1,150)
Net profit	$ 4,226	$ 4,489